Form N-1A Cover	Jan. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Document Creation Date	Jan. 30, 2026
Document Effective Date	Jan. 30, 2026
Prospectus Date	Jan. 28, 2026